PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISION FOR TAX, CIVIL AND LABOR RISKS
Schedule of tax, civil and labor provision and contingent liabilities

The changes in the provision for tax, civil and labor risks and contingent liabilities are presented below:

	Tax		Civil		Labor		Contingent liabilities (business combination(2)		Total
	2022	2021(3)	2022	2021	2022	2021	2022	2021	2022	2021
Balance at the beginning of the year	181,694	217,536	305,690	219,374	233,472	251,339	597,585	797,693	1,318,441	1,485,942
Additions (3)	78,410	24.090	425,398	181,856	91,694	90,855	-	-	595,502	296,801
Reversals (1)	(45,902)	(44.726)	(12,791)	(35,433)	(51,649)	(77,727)	(196,925)	(195,092)	(307,267)	(352,978)
Payments	(31,354)	(4.965)	(162,953)	(88,266)	(67,424)	(39,553)	-	-	(261,731)	(132,784)
Monetary adjustment	36,155	4.698	16,477	2,723	5,093	7,860	21,555	10,450	79,280	25,731
Translation adjustment	(31,884)	(909)	(13,110)	12,471	(25,068)	2,201	(15,787)	(15,466)	(85,849)	(1,703)
Transfers	(67)	(14.030)	(1,036)	12,965	-	(1,503)	-	-	(1,103)	(2,567)
Balance as of the end of the year	187,052	181,694	557,675	305,690	186,118	233,472	406,428	597,585	1,337,273	1,318,442

Current									463,655	230,097
Non-current									873,618	1,088,345

(1)	Reversals of contingent liabilities (business combination) refer mainly to the adhesion to state tax amnesty programs, and change in estimates for civil and labor lawsuits, which took place in the first and third quarter of 2022.
(2)	The business combination amounts as of December 31, 2022 are segregated between tax (R$380,259), civil (R$9,053) and labor (R$17,116) proceedings.
(3)	During the year ended December 31, 2022, certain balances included in provisions for tax risks on December 31, 2021 were reclassified for better alignment between the Group's subsidiaries, as disclosed in note No. 2.

Schedule of contingent liabilities
	2022	2021
Tax	8,480,614	9,884,541
Civil	161,859	128,479
Labor	164,462	180,838
Total contingent liabilities	8,806,935	10,193,858